Financial Assets and Financial Liabilities_Carrying Amount And Fair Value Of Financial Assets And Liabilities(Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 422,281,432,000,000		₩ 367,081,428,000,000
Fair value		421,944,030,000,000		366,956,507,000,000
Financial Assets Measured At Fair Value		83,653,774,000,000		65,210,592,000,000
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		338,290,256,000,000		301,745,915,000,000
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		363,109,527,000,000		333,189,780,000,000
Fair value		362,931,715,000,000		334,101,978,000,000
Financial Liabilities Measured At Fair Value		15,165,823,000,000		15,929,964,000,000
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		347,765,892,000,000		318,172,014,000,000
Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		22,306,718,000,000		20,333,980,000,000
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		7,579,479,000,000		4,130,804,000,000
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		2,218,379,000,000		1,618,997,000,000
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0		0
Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		53,968,882,000,000		40,902,649,000,000
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		29,504,759,000,000		23,285,862,000,000
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		4,195,496,000,000		6,311,796,000,000
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		167,065,975,000,000		151,017,312,000,000
Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		7,378,174,000,000		3,973,963,000,000
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		301,206,018,000,000		274,329,249,000,000
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 291,011,003,000,000		₩ 267,006,914,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		The Group uses external, independent and qualified professional valuer’s valuation to determine the fair value of the Group’s assets at the end of every reporting period.		The Group uses external, independent and qualified professional valuer’s valuation to determine the fair value of the Group's assets at the end of every reporting period.
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 8,751,948,000,000		₩ 7,999,171,000,000
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		180,699,917,000,000		167,154,702,000,000
Fair value		₩ 162,817,008,000,000		₩ 151,263,937,000,000
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		The Group uses external, independent and qualified professional valuer’s valuation to determine the fair value of the Group’s assets at the end of every reporting period.		The Group uses external, independent and qualified professional valuer’s valuation to determine the fair value of the Group’s assets at the end of every reporting period.
Held for trading
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 1,944,770,000,000		₩ 1,143,510,000,000
Fair value		1,944,770,000,000		1,143,510,000,000
Financial Liabilities Measured At Fair Value		₩ 1,944,770,000,000		₩ 1,143,510,000,000
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Held for trading | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 1,944,770,000,000		₩ 1,143,510,000,000
Held for trading | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		0		0
Held for trading | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		0		0
Designated at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		10,078,288,000,000		10,979,326,000,000
Fair value		10,078,288,000,000		10,979,326,000,000
Financial Liabilities Measured At Fair Value		₩ 10,078,288,000,000		₩ 10,979,326,000,000
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Designated at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 843,000,000		₩ 566,000,000
Designated at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 1,389,553,000,000		₩ 3,181,621,000,000
Valuation techniques		DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others		DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others
Inputs		Price of Underlying asset, Discount rate, Dividend rate, Volatility		Price of Underlying asset, Discount rate, Dividend rate, Volatility
Designated at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 8,687,892,000,000		₩ 7,797,139,000,000
Derivatives Member [Member]
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		3,142,765,000,000		3,807,128,000,000
Deposits
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		255,800,048,000,000		239,729,695,000,000
Fair value		256,222,490,000,000		240,223,353,000,000
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 256,222,490,000,000		₩ 240,223,353,000,000
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Carrying amount of demand deposits is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using a DCF model. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.		Carrying amount of demand deposits is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using a DCF model. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Deposits | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		₩ 0
Deposits | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	125,154,284,000,000		116,068,290,000,000
Deposits | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		131,068,206,000,000		124,155,063,000,000
Fair value		₩ 131,068,206,000,000		₩ 124,155,063,000,000
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Prepayment rate, Interest rates		Other spread, Prepayment rate, Interest rates
Debts
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 28,820,928,000,000		₩ 26,251,486,000,000
Fair value		28,814,801,000,000		26,247,768,000,000
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 28,814,801,000,000		₩ 26,247,768,000,000
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Carrying amount of overdraft in foreign currency is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other debts is determined using a DCF model discounting contractual future cash flows at an appropriate discount rate.		Carrying amount of overdraft in foreign currency is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other debts is determined using a DCF model discounting contractual future cash flows at an appropriate discount rate.
Debts | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		₩ 0
Debts | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	853,615,000,000		1,444,983,000,000
Reasonable Approximation Of Fair Value Financial Liabilities	[2]	19,820,000,000		70,624,000,000
Fair value		₩ 833,795,000,000		₩ 1,374,359,000,000
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Debts | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 27,961,186,000,000		₩ 24,802,785,000,000
Fair value		₩ 27,961,186,000,000		₩ 24,802,785,000,000
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rates		Other spread, Interest rates
Debentures
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 44,992,724,000,000		₩ 34,992,057,000,000
Fair value		44,400,325,000,000		35,443,751,000,000
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 44,400,325,000,000		₩ 35,443,751,000,000
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Fair value is determined by using the valuations of external professional valuation institution, which are calculated using market inputs.		Fair value is determined by using the valuations of external professional valuation institution, which are calculated using market inputs.
Debentures | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		₩ 0
Debentures | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		41,058,076,000,000		33,504,039,000,000
Fair value		₩ 41,058,076,000,000		₩ 33,504,039,000,000
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Debentures | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 3,342,249,000,000		₩ 1,939,712,000,000
Fair value		₩ 3,342,249,000,000		₩ 1,939,712,000,000
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Implied default probability, Interest rates		Other spread, Implied default probability, Interest rates
Financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 18,330,004,000,000		₩ 16,286,578,000,000
Fair value		18,328,276,000,000		16,257,142,000,000
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 18,328,276,000,000		₩ 16,257,142,000,000
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.
Financial liabilities | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		₩ 0
Financial liabilities | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0		0
Financial liabilities | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	18,328,276,000,000		16,257,142,000,000
Reasonable Approximation Of Fair Value Financial Liabilities	[3]	17,882,909,000,000		15,890,765,000,000
Fair value		₩ 445,367,000,000		₩ 366,377,000,000
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rates		Other spread, Interest rates
Cash and due from financial institutions
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 19,817,825,000,000		₩ 17,884,863,000,000
Fair value		19,805,138,000,000		17,878,714,000,000
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 19,805,138,000,000		₩ 17,878,714,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		The carrying amounts of cash and demand due from financial institutions and payment due from financial institutions are a reasonable approximation of fair values. These financial instruments do not have a fixed maturity and are receivable on demand. Fair value of ordinary due from financial institutions is measured using DCF model, Discounted Cash Flow Model.		The carrying amounts of cash and demand due from financial institutions and payment due from financial institutions are a reasonable approximation of fair values. These financial instruments do not have a fixed maturity and are receivable on demand. Fair value of ordinary due from financial institutions is measured using DCF model, Discounted Cash Flow Model.
Cash and due from financial institutions | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 2,754,086,000,000		₩ 2,625,516,000,000
Cash and due from financial institutions | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	15,281,705,000,000		13,390,534,000,000
Reasonable Approximation Of Fair Value Financial Assets	[1]	15,281,705,000,000		13,390,534,000,000
Cash and due from financial institutions | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		1,769,347,000,000		1,862,664,000,000
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 1,769,347,000,000		₩ 1,862,664,000,000
Valuation techniques		DCF Model		DCF Model
Inputs		Credit spread, Other spread, Interest rates		Credit spread, Other spread, Interest rates
Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 30,177,293,000,000		₩ 26,099,518,000,000
Fair value		30,177,293,000,000		26,099,518,000,000
Financial Assets Measured At Fair Value		30,177,293,000,000		26,099,518,000,000
Financial assets held for trading | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		10,229,273,000,000		8,636,360,000,000
Financial assets held for trading | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		19,948,020,000,000		17,463,158,000,000
Financial assets held for trading | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Debt securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		25,168,338,000,000		22,986,570,000,000
Fair value		25,168,338,000,000		22,986,570,000,000
Financial Assets Measured At Fair Value		₩ 25,168,338,000,000		₩ 22,986,570,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Debt securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 7,814,921,000,000		₩ 7,426,480,000,000
Debt securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 17,353,417,000,000		₩ 15,560,090,000,000
Valuation techniques		DCF Model, Option model		DCF Model, Option model
Inputs		Underlying asset Index, Discount rate, Volatility		Underlying asset Index, Discount rate, Volatility
Debt securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0		₩ 0
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		4,935,100,000,000		3,040,599,000,000
Fair value		4,935,100,000,000		3,040,599,000,000
Financial Assets Measured At Fair Value		₩ 4,935,100,000,000		₩ 3,040,599,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 2,340,497,000,000		₩ 1,137,531,000,000
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 2,594,603,000,000		₩ 1,903,068,000,000
Valuation techniques		DCF Model, Net Asset Value, Option Model		DCF Model, Net Asset Value, Option Model
Inputs		Underlying asset Index, Volatility, Discount rate, Fair value of underlying asset		Underlying asset Index, Volatility, Discount rate, Fair value of underlying asset
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0		₩ 0
Others
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		73,855,000,000		72,349,000,000
Fair value		73,855,000,000		72,349,000,000
Financial Assets Measured At Fair Value		₩ 73,855,000,000		₩ 72,349,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.
Others | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 73,855,000,000		₩ 72,349,000,000
Others | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Others | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Designated at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		2,050,052,000,000		1,758,846,000,000
Fair value		2,050,052,000,000		1,758,846,000,000
Financial Assets Measured At Fair Value		2,050,052,000,000		1,758,846,000,000
Designated at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Designated at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		735,708,000,000		995,574,000,000
Designated at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		1,314,344,000,000		763,272,000,000
Debt securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		368,820,000,000		331,664,000,000
Fair value		368,820,000,000		331,664,000,000
Financial Assets Measured At Fair Value		₩ 368,820,000,000		₩ 331,664,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Valuation techniques		Tree Model, DCF Model, Hull and White Model		Black-Scholes Model
Debt securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0		₩ 0
Debt securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 66,969,000,000		₩ 237,595,000,000
Valuation techniques		DCF Model, Hull and White Model		DCF Model, Hull and White Model
Inputs		Discount rate, Volatility		Discount rate, Volatility
Debt securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 301,851,000,000		₩ 94,069,000,000
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		67,828,000,000		65,591,000,000
Fair value		67,828,000,000		65,591,000,000
Financial Assets Measured At Fair Value		₩ 67,828,000,000		₩ 65,591,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Valuation techniques		Tree Model		Black-Scholes Model
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0		₩ 0
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		67,828,000,000		65,591,000,000
Derivative linked securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		1,613,404,000,000		1,361,591,000,000
Fair value		1,613,404,000,000		1,361,591,000,000
Financial Assets Measured At Fair Value		₩ 1,613,404,000,000		₩ 1,361,591,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Valuation techniques		DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Option Model, Tree Model		DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model
Derivative linked securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0		₩ 0
Derivative linked securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 668,739,000,000		₩ 757,979,000,000
Valuation techniques		DCF Model, Closed Form, Monte Carlo Simulation, Option Model		DCF Model, Closed Form, Monte Carlo Simulation, Option Model
Inputs		Underlying asset Index, Discount rate, Volatility		Underlying asset Index, Discount rate, Volatility
Derivative linked securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 944,665,000,000		₩ 603,612,000,000
Derivatives Member [Member]
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		3,310,166,000,000		3,381,935,000,000
Derivatives held of trading
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		2,998,042,000,000		3,298,328,000,000
Fair value		2,998,042,000,000		3,298,328,000,000
Financial Assets Measured At Fair Value		₩ 2,998,042,000,000		₩ 3,298,328,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held of trading | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 80,678,000,000		₩ 128,236,000,000
Derivatives held of trading | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 2,720,285,000,000		₩ 3,033,156,000,000
Valuation techniques		DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and Others		DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and Others
Inputs		Underlying asset Index, Discount rate, Volatility, Foreign exchange rate, Stock price, Dividend rate and others		Underlying asset Index, Discount rate, Volatility, Foreign exchange rate, Stock price, Dividend rate and others
Derivatives held of trading | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 197,079,000,000		₩ 136,936,000,000
Derivatives held for hedging
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		312,124,000,000		83,607,000,000
Fair value		312,124,000,000		83,607,000,000
Financial Assets Measured At Fair Value		₩ 312,124,000,000		₩ 83,607,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held for hedging | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0		₩ 0
Derivatives held for hedging | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 311,349,000,000		₩ 82,144,000,000
Valuation techniques		DCF Model, Closed Form, FDM		DCF Model, Closed Form, FDM
Inputs		Discount rate, Volatility, Foreign exchange rate and others		Discount rate, Volatility, Foreign exchange rate and others
Derivatives held for hedging | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 775,000,000		₩ 1,463,000,000
Loans And Receivables Category Member [Member]
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		290,122,838,000,000		265,486,134,000,000
Fair value		289,807,038,000,000		265,144,250,000,000
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 289,807,038,000,000		₩ 265,144,250,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		DCF model is used to determine the fair value of loans. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at appropriate discount rate.		DCF model is used to determine the fair value of loans. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at appropriate discount rate.
Loans And Receivables Category Member [Member] | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0
Loans And Receivables Category Member [Member] | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		569,625,000,000		₩ 0
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 569,625,000,000		₩ 0
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Loans And Receivables Category Member [Member] | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 289,237,413,000,000		₩ 265,144,250,000,000
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 289,237,413,000,000		₩ 265,144,250,000,000
Valuation techniques		DCF Model		DCF Model
Inputs		Credit spread, Other spread, Prepayment rate, Interest rates		Credit spread, Other spread, Prepayment rate, Interest rates
Available-for-sale financial assets
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 48,116,263,000,000		₩ 33,970,293,000,000
Fair value		48,116,263,000,000		33,970,293,000,000
Financial Assets Measured At Fair Value		₩ 48,116,263,000,000		₩ 33,970,293,000,000
Description Of Financial Instruments Their Carrying Amount And Explanation Of Why Fair Value Cannot Be Measured Reliably	[4]	The amounts of equity securities carried at cost in “Level 3”, which do not have a quoted market price in an active market and cannot be measured reliably at fair value, are ₩ 223,398 million and ₩ 116,629 million as of December 31, 2016 and 2017, respectively. These equity securities are carried at cost because it is practically difficult to quantify the intrinsic values of the equity securities issued by unlisted public and non-profit entities. In addition, due to significant fluctuations in estimated cash flows arising from entities being in its initial stages, which further results in varying and unpredictable probabilities, unlisted equity securities issued by project financing cannot be reliably and reasonably assessed. Therefore, these equity securities are carried at cost. The Group has no plan to sell these instruments in the near future.		The amounts of equity securities carried at cost in “Level 3”, which do not have a quoted market price in an active market and cannot be measured reliably at fair value, are ₩ 223,398 million and ₩ 116,629 million as of December 31, 2016 and 2017, respectively. These equity securities are carried at cost because it is practically difficult to quantify the intrinsic values of the equity securities issued by unlisted public and non-profit entities. In addition, due to significant fluctuations in estimated cash flows arising from entities being in its initial stages, which further results in varying and unpredictable probabilities, unlisted equity securities issued by project financing cannot be reliably and reasonably assessed. Therefore, these equity securities are carried at cost. The Group has no plan to sell these instruments in the near future.
Available-for-sale financial assets | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 11,996,767,000,000		₩ 11,569,384,000,000
Available-for-sale financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		30,253,520,000,000		19,328,617,000,000
Available-for-sale financial assets | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		5,865,976,000,000		3,072,292,000,000
Available-for-sale Securities- Debt
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		38,959,401,000,000		27,445,752,000,000
Fair value		38,959,401,000,000		27,445,752,000,000
Financial Assets Measured At Fair Value		₩ 38,959,401,000,000		₩ 27,445,752,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Available-for-sale Securities- Debt | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 10,446,001,000,000		₩ 10,456,882,000,000
Available-for-sale Securities- Debt | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 28,464,019,000,000		₩ 16,978,619,000,000
Valuation techniques		DCF Model, Option model, Net Asset Value		DCF Model, Option model, Net Asset Value
Inputs		Discount rate		Discount rate
Available-for-sale Securities- Debt | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 49,381,000,000		₩ 10,251,000,000
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		9,156,862,000,000		6,524,541,000,000
Fair value		9,156,862,000,000		6,524,541,000,000
Financial Assets Measured At Fair Value		₩ 9,156,862,000,000		₩ 6,524,541,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 1,550,766,000,000		₩ 1,112,502,000,000
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 1,789,501,000,000		₩ 2,349,998,000,000
Valuation techniques		DCF Model, Option Model, Net Asset Value		DCF Model, Option Model, Net Asset Value
Inputs		Discount rate, Fair value of underlying asset		Discount rate, Fair value of underlying asset
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value	[4]	₩ 5,816,595,000,000		₩ 3,062,041,000,000
Held-to-maturity financial assets
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		18,491,980,000,000		11,177,504,000,000
Fair value		18,483,065,000,000		11,400,616,000,000
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 18,483,065,000,000		₩ 11,400,616,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Held-to-maturity financial assets | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 4,825,393,000,000		₩ 1,505,288,000,000
Held-to-maturity financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		13,653,429,000,000		9,895,328,000,000
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 13,653,429,000,000		₩ 9,895,328,000,000
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Held-to-maturity financial assets | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 4,243,000,000		₩ 0
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 4,243,000,000		₩ 0
Valuation techniques		DCF Model		DCF Model
Inputs		Interest rates		Interest rates
Other financial assets
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 10,195,015,000,000		₩ 7,322,335,000,000
Fair value		10,195,015,000,000		7,322,335,000,000
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 10,195,015,000,000		₩ 7,322,335,000,000
Description Of Valuation Processes Used In Fair Value Measurement Assets		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.
Other financial assets | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0
Other financial assets | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	10,195,015,000,000		₩ 7,322,335,000,000
Reasonable Approximation Of Fair Value Financial Assets		₩ 10,195,015,000,000	[5]	₩ 7,322,335,000,000

[1]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of the fair values.
[2]	Debts of ￦70,624 million and ￦19,820 million included in Level 2 are the carrying amounts which are reasonable approximations of fair values as of December 31, 2016 and 2017, respectively.
[3]	Other financial liabilities of ￦15,890,765 million and ￦17,882,909 million included in Level 3 are the carrying amounts which are reasonable approximations of fair values as of December 31, 2016 and 2017, respectively.
[4]	The amounts of equity securities carried at cost in “Level 3”, which do not have a quoted market price in an active market and cannot be measured reliably at fair value, are ￦223,398 million and ￦116,629 million as of December 31, 2016 and 2017, respectively. These equity securities are carried at cost because it is practically difficult to quantify the intrinsic values of the equity securities issued by unlisted public and non-profit entities. In addition, due to significant fluctuations in estimated cash flows arising from entities being in its initial stages, which further results in varying and unpredictable probabilities, unlisted equity securities issued by project financing cannot be reliably and reasonably assessed. Therefore, these equity securities are carried at cost. The Group has no plan to sell these instruments in the near future.
[5]	Other financial assets of ￦7,322,335 million and ￦10,195,015 million are included in Level 3, the carrying amounts that are reasonable approximations of fair values as of December 31, 2016 and 2017, respectively.